Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital management
Common shares	$ 219,579	$ 211,527
Deficit	(160,693)	(129,994)
Long-term debt	$ 58,886	$ 81,533